Annual Total Returns (Bar Chart) - American Global Growth Trust (American Global Growth Trust, Series II, American Global Growth Trust)	12 Months Ended
May 01, 2011
American Global Growth Trust | Series II, American Global Growth Trust
Bar Chart Table:
2001	(14.63%)
2002	(15.10%)
2003	34.62%
2004	12.95%
2005	13.52%
2006	19.84%
2007	14.21%
2008	(38.68%)
2009	41.42%
2010	11.17%